EVENTS AFTER THE REPORTING PERIOD (Narrative) (Details) - Non-brokered private placement [Member]	1 Months Ended
	Feb. 28, 2022 CAD ($) $ / shares shares	Feb. 28, 2022 USD ($) shares	Jul. 31, 2021 CAD ($) $ / shares	Jul. 31, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Equity issuance, price per unit			$ 0.70
Proceeds from issuing units			$ 5,495,000	$ 4,358,386
Exercise price of warrants granted			$ 0.95
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued | shares	5,650,000	5,650,000
Equity issuance, price per unit	$ 0.55
Proceeds from issuing units	$ 3,107,500	$ 2,447,236
Exercise price of warrants granted	$ 0.75
Term of warrant	24 months	24 months